DEBT 10Q (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
DEBT [Abstract]
Current and long-term debt
The following table summarizes current and long-term portions of debt (in thousands).

	March 31,	December 31,
	2014	2013
Corporate segment:
Senior revolving note, net	$1,324	$1,988
Subordinated notes, net	4,425	4,262
Convertible notes payable to former H&N shareholders, net	2,384	-
Convertible notes payable to private placement investors, net	-	-
Other	110	-
	8,243	6,250
Brazil segment:
Capital expansion loans	4,786	4,795
Working capital lines of credit	3,691	3,213
Advances on export letters of credit	2,412	2,386
Special tax programs	2,569	2,351
Other	161	174
	13,619	12,919
Total debt	21,862	19,169
Current portion	8,421	8,250
Long-term portion	$13,441	$10,919

The following table summarizes current and long-term portions of debt (in thousands):

	2013	2012
Corporate segment:
Senior revolving note, net	$1,988	$-
Senior convertible debentures, net	-	1,048
Subordinated convertible notes, net	-	4,041
Subordinated notes, net	4,262	-
Other	-	28
	6,250	5,117
Brazil segment:
Capital expansion loans	4,795	5,555
Equipment financing	174	201
Working capital lines of credit	3,213	2,227
Advances on export letters of credit	2,386	3,953
Special tax programs	2,351	2,531
	12,919	14,467
Total debt	19,169	19,584
Current portion	8,250	8,003
Long-term portion	$10,919	$11,581